Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax	$ 4,195	$ 4,264	$ 3,669
– for this year	4,158	4,115	3,525
– adjustments in respect of prior years	37	149	144
Deferred tax	670	1,024	(3)
– origination and reversal of temporary differences	656	(228)	(111)
– effect of changes in tax rates	17	1,337	(4)
– adjustments in respect of prior years	(3)	(85)	112
Total tax expense	4,865	5,288	3,666
Summary Of Income Taxes [Line Items]
Tax expense	$ 3,779	$ 3,305	$ 1,422
Applicable tax rate	19.00%	19.25%	20.00%
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 1,532	$ 1,350	$ 1,118
Applicable tax rate	16.50%	16.50%	16.50%